Software Development Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Software Development Costs
Software Development Costs

3. Software Development Costs

Software development costs, net consisted of the following:

	March 31,	December 31,
	2023	2022

Capitalized software in-process	$1,097,000	$1,097,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(672,000)
Software impairment	(1,188,000)	(1,188,000)
Software development costs, net	$-	$-

Amortization expense for the three months ended March 31, 2023 and 2022 was zero and $10,000, respectively.

3. Software Development Costs

Software development costs, net consisted of the following:

	December 31,
	2022	2021

Capitalized software in-process	$1,097,000	$888,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(633,000)
Software Impairment	(1,188,000)	-
Software development costs, net	$-	$1,018,000

Amortization expense for the years ended December 31, 2022 and 2021 was $39,000 and $46,000, respectively. During the year ended December 31, 2022, the Company completed an impairment assessment of the software assets. As a result, the Company determined that the fair value of the assets was less than their carrying value, resulting in an impairment charge of $1,188,000.